Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Cost		$ 25,830		$ 61,538
Accumulated amortization		(40,383)		(36,720)
Opening net book value		25,830		24,818
Additions		1,474	[1]	7,668
Reclassification
Depletion and amortization		(1,842)		(4,792)
Exchange differences	[2]	(780)		(1,864)
Cost		24,682		25,830
Accumulated amortization		(41,258)		(40,383)
Closing net book value		24,682		25,830
Mining Properties [Member]
Statement Line Items [Line Items]
Cost		36,400		31,774
Accumulated amortization		(21,930)		(20,198)
Opening net book value		14,470		11,576
Additions		867	[1]	1,416
Reclassification				4,046
Depletion and amortization		(1,048)		(2,191)
Exchange differences	[2]	(448)		(377)
Cost		36,398		36,400
Accumulated amortization		(22,557)		(21,930)
Closing net book value		13,841		14,470
Mining Equipment [Member]
Statement Line Items [Line Items]
Cost		21,576		16,887
Accumulated amortization		(12,687)		(11,267)
Opening net book value		8,889		5,620
Additions		33	[1]	1,873
Reclassification				3,333
Depletion and amortization		(684)		(2,101)
Exchange differences	[2]	(275)		164
Cost		20,950		21,576
Accumulated amortization		(12,987)		(12,687)
Closing net book value		7,963		8,889
Processing Equipment [member]
Statement Line Items [Line Items]
Cost		6,075		6,160
Accumulated amortization		(5,079)		(5,036)
Opening net book value		996		1,124
Additions		49	[1]	673
Reclassification
Depletion and amortization		(49)		(298)
Exchange differences	[2]	(32)		(503)
Cost		5,930		6,075
Accumulated amortization		(4,966)		(5,079)
Closing net book value		964		996
Assets Under Construction [Member]
Statement Line Items [Line Items]
Cost		522		5,071
Accumulated amortization
Opening net book value		522		5,071
Additions		512	[1]	3,658
Reclassification				(7,325)
Depletion and amortization
Exchange differences	[2]	(17)		(882)
Cost		1,017		522
Accumulated amortization
Closing net book value		1,017		522
Right of Use Assets [Member]
Statement Line Items [Line Items]
Cost		1,640		1,646
Accumulated amortization		(687)		(219)
Opening net book value		953		1,427
Additions		13	[1]	48
Reclassification				(54)
Depletion and amortization		(61)		(202)
Exchange differences	[2]	(8)		(266)
Cost		1,645		1,640
Accumulated amortization		(748)		(687)
Closing net book value		$ 897		$ 953

[1]	During the three months ended March 31, 2021, the Company incurred $512 in sustaining capital expenditures recorded as assets under construction (March 31, 2020: $2,105), primarily relating to ventilation and dewatering systems at the Platosa Mine. The associated assets will be reclassified to their appropriate asset class when commissioned.
[2]	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.